Other disclosures	12 Months Ended
Dec. 31, 2024
Other disclosures
Other disclosures

31.   Other disclosures

Restricted Net Assets

Certain of our entities are restricted from remitting certain funds to us in the form of cash dividends or loans by a variety of contractual requirements. These restrictions are related to standard covenant requirements included in our bank borrowings and debt instruments, such as the SEPI loan and the ABL Revolver. Additionally, the Company has certain restrictions in its partnerships with Dow Silicones Corporation. Consequently, net assets from Ferroglobe subsidiaries Ferroglobe USA Inc, and other subsidiaries in the U.S.A, Ferroglobe Canada, Ferroglobe Spain Metals and the partnerships with Dow are restricted. Please refer to Notes 9, 17 and 20 for further details of these restrictions.

As of December 31, 2024 and 2023 the restricted net assets of the Ferroglobe Group’s subsidiaries were $304,293 thousand and $328,572 thousand, respectively. The Company performed a test on the restricted net assets of combined subsidiaries in accordance with Securities and Exchange Commission (“SEC”) Rule 5-04 (c) of Regulation S.X ‘what schedules are to be filed’ and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company at December 31, 2024 and 2023. Therefore, the separate condensed financial statements, as per SEC Rule 12-04 of Regulation S-X, of Ferroglobe PLC are presented as Appendix I to these consolidated financial statements.